Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Trade and Other Receivables
Trade and other receivables as at December 31, 2021 and 2022, are as follows:

	December 31, 2021
( i n millions of Korean won)	Total amounts		Provision for impairment		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,337,398	￦	(346,869)	￦	(7,662)	￦	2,982,867
Other receivables		2,201,781		(93,256)		(3,902)		2,104,623

Total	￦	5,539,179	￦	(440,125)	￦	(11,564)	￦	5,087,490

Non-current assets
Trade receivables	￦	612,654	￦	(2,856)	￦	(17,351)	￦	592,447
Other receivables		621,195		(108,131)		(14,185)		498,879

Total	￦	1,233,849	￦	(110,987)	￦	(31,536)	￦	1,091,326

	December 31, 2022
( i n millions of Korean won)	Total amounts		Provision for impairment		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,439,542	￦	(342,539)	￦	(6,926)	￦	3,090,077
Other receivables		3,092,261		(82,243)		(2,023)		3,007,995

Total	￦	6,531,803	￦	(424,782)	￦	(8,949)	￦	6,098,072

Non-current assets
Trade receivables	￦	408,098	￦	(1,199)	￦	(11,540)	￦	395,359
Other receivables		1,249,096		(136,300)		(17,109)		1,095,687

Total	￦	1,657,194	￦	(137,499)	￦	(28,649)	￦	1,491,046

Summary of Changes in Provision for Impairment
Details of changes in provision for impairment for the years ended December 31, 2021 and 2022, are as follows:

	2021				2022
(in millions of Korean won)	Trade receivables		Other receivables		Trade receivables		Other receivables
Beginning balance	￦	327,315	￦	204,604	￦	349,725	￦	201,387
Provision		82,329		23,015		64,522		65,941
Reversal		—		(508)		—		(850)
Write-off/transfer		(62,564)		(25,900)		(69,430)		(49,904)
Changes in consolidation scope		416		(300)		(43)		—
Others		2,229		476		(1,036)		1,969

Ending balance	￦	349,725	￦	201,387	￦	343,738	￦	218,543

Summary of Other Receivables
Details of other receivables as at December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Loans	￦	101,718	￦	98,953
Receivables 1		1,872,467		2,668,545
Accrued income		5,933		32,218
Refundable deposits		349,360		339,450
Loans receivable		328,753		1,013,428
Finance lease receivables		85,370		105,690
Others		61,288		63,941
Less: Provision for impairment		(201,387)		(218,543)

	￦	2,603,502	￦	4,103,682

1	The settlement receivables of BC Card Co., Ltd. amounting to ￦ 1,960,579 million (December 31, 2021: ￦ 1,108,936 million) are included.
The maximum exposure of trade and other receivables to credit risk is the carrying amount of each class of receivables mentioned above as at December 31, 2022.
A portion of the trade receivables is classified as financial assets at fair value through other comprehensive income considering the trade receivables business model for managing the asset and the cash flow characteristics of the contract.